Putnam Short Duration Bond Fund
The fund's portfolio
7/31/21 (Unaudited)

CORPORATE BONDS AND NOTES (50.2%)(a)
	Principal amount	Value
Banking (11.4%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 1/25/22 (United Kingdom)	$2,060,000	$2,069,465
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	5,000,000	5,120,141
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,545,400
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,097,281
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	36,254,715
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	15,165,000	16,621,260
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	2,250,000	2,289,371
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,680,329
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,502,002
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	694,444
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	15,706,735
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	1,000,000	1,053,750
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	10,072,956
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.085%, 4/25/22	1,370,000	1,377,939
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	509,583
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	12,536,904
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,574,880
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	995,870
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	3,450,000	3,510,488
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	6,585,000	6,750,302
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	3,000,000	3,059,960
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	5,000,000	5,252,104
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,987,422
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	8,355,000	8,887,579
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	19,626,856
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,708,970
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,458,100
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	2,635,000	2,651,091
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	7,187,393
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,615,661
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	5,745,000	5,872,642
Truist Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,504,884
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	3,000,000	3,142,135
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	6,000,000	6,168,222
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	6,655,000	7,118,800
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	1,128,000	1,256,417
U.S. Bancorp sr. unsec. notes 1.45%, 5/12/25	9,420,000	9,658,509
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	4,136,719
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,346,256
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,835,000	4,883,003
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	9,230,000	9,923,828
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	3,000,000	3,005,613

		266,415,979
Basic materials (2.5%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	2,600,000	2,672,991
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	954,938
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	4,100,000	4,108,869
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,715,000	1,775,025
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	3,204,000	3,710,944
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	5,000,000	5,168,247
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	10,346,000	10,295,117
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,518,970
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	8,808,707
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	981,661
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	7,486,007
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,590,967
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,608,841
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	765,000	783,326
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	422,000	429,429
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	611,188

		58,505,227
Capital goods (2.9%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	11,261,475
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	93,000	93,539
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	4,500,000	4,781,340
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	10,802,923
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	5,090,752
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	6,150,000	6,563,877
Otis Worldwide Corp. sr. unsec. notes 2.056%, 4/5/25	6,500,000	6,761,989
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22	2,910,000	2,981,080
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	3,152,382
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	6,000,000	5,957,331
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	7,682,091
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,665,435

		68,794,214
Communication services (4.8%)
American Tower Corp. sr. unsec. notes 1.60%, 4/15/26	13,209,000	13,412,603
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	19,760,000	22,612,202
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,984,611
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,511,992
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 1.776%, 2/1/24	1,615,000	1,659,268
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	11,942,000	12,940,143
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	2,497,000	2,664,178
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	7,302,916
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	773,779
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,424,308
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,994,552
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	101,250	101,604
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	8,000,000	8,687,840
Verizon Communications, Inc. sr. unsec. notes 1.45%, 3/20/26	16,700,000	16,928,053
Verizon Communications, Inc. sr. unsec. unsub. notes 3.50%, 11/1/24	5,240,000	5,678,144
Verizon Communications, Inc. sr. unsec. unsub. notes 0.85%, 11/20/25	3,000,000	2,983,935

		112,660,128
Conglomerates (0.6%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 0.65%, 3/11/24 (Netherlands)	15,000,000	15,049,737

		15,049,737
Consumer cyclicals (4.3%)
Amazon.com, Inc. sr. unsec. notes 2.80%, 8/22/24	4,650,000	4,955,631
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,403,993
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 0.66%, 8/13/21	89,000	89,018
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	10,632,956
General Motors Financial Co., Inc. sr. unsec. notes 1.70%, 8/18/23	8,050,000	8,213,898
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	4,302,545
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	15,048,619
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.05%, 3/8/24	6,327,000	6,379,614
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	5,280,000	5,275,650
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,500,000	3,698,303
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	959,229
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,923,163
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,558,839
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	739,079
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	9,870,000	10,733,625
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,576,533
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	6,620,606
Square, Inc. 144A sr. unsec. notes 2.75%, 6/1/26	5,575,000	5,700,438
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,340,000	1,408,873
VF Corp. sr. unsec. notes 2.05%, 4/23/22	2,185,000	2,211,510
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	1,000,000	1,077,662
ViacomCBS, Inc. sr. unsec. notes 4.75%, 5/15/25	3,500,000	3,966,080

		100,475,864
Consumer finance (0.6%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,394,938
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	6,051,120
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,863,356

		14,309,414
Consumer staples (1.0%)
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	644,800
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	5,000,000	5,169,662
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	6,870,000	7,732,187
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,790,329
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	713,181
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	4,369,000	4,456,320

		22,506,479
Energy (1.0%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	616,982
Chevron USA, Inc. company guaranty sr. unsec. unsub. notes 0.687%, 8/12/25	11,491,000	11,454,900
Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22	3,000,000	3,062,542
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,239,843
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,255,857

		22,630,124
Financial (2.0%)
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	8,750,000	8,887,873
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,620,000	5,745,091
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	602,700
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,865,000	4,357,788
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	9,938,289
Intercontinental Exchange, Inc. sr. unsec. notes 0.70%, 6/15/23	7,300,000	7,345,735
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	8,765,000	8,976,920

		45,854,396
Health care (5.1%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24 (acquired various dates 11/12/19 through 12/19/19, cost $12,880,355)(RES)	12,885,000	13,631,346
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	10,799,310
Becton Dickinson and Co. sr. unsec. notes 2.894%, 6/6/22	1,279,000	1,304,441
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	2,129,000	2,317,313
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	5,612,000	5,995,372
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	5,000,000	4,996,578
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	431,000	457,708
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	10,000,000	10,080,776
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	400,000	420,215
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	17,000,000	18,366,030
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	5,200,000	5,435,284
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.272%, 8/28/23	1,300,000	1,391,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.912%, 8/27/21	1,650,000	1,652,970
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	290,256
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,704,000	1,823,035
Mylan NV company guaranty sr. unsec. notes 3.95%, 6/15/26	5,280,000	5,857,356
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	9,975,000	10,319,500
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,955,000	5,034,750
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	2,109,001
Viatris, Inc. 144A company guaranty unsec. notes 1.65%, 6/22/25	14,480,000	14,734,695
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,588,646
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,031,385

		120,636,967
Insurance (1.1%)
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,362,528
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	2,000,000	2,164,686
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	1,010,267
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,053,942
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,210,899
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,128,021
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,070,462
New York Life Global Funding 144A notes 1.70%, 9/14/21	4,355,000	4,362,285
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	5,282,736

		25,645,826
Investment banking/Brokerage (3.3%)
Deutsche Bank AG sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	8,450,427
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	6,750,000	6,852,389
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,392,823
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	2,011,551
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	4,019,331
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,847,000	5,252,174
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.625%, 2/20/24	14,535,000	15,558,192
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	12,221,415
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,204,260
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	7,195,000	7,857,214
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,414,002
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	5,000,000	5,630,673

		77,864,451
Real estate (0.4%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	9,375,000	10,710,892

		10,710,892
Technology (5.0%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,635,849
Alphabet, Inc. sr. unsec. notes 0.45%, 8/15/25	3,600,000	3,579,156
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	1,500,000	1,609,518
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	6,374,457
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	683,166
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	9,055,000	9,174,268
Apple, Inc. sr. unsec. notes 0.55%, 8/20/25	4,843,000	4,809,954
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,500,000	2,726,525
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,281,253
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,871,556
Broadcom, Inc. company guaranty sr. unsec. notes 4.70%, 4/15/25	6,500,000	7,303,052
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,758,386
Dell International, LLC/EMC Corp. company guaranty sr. notes 5.45%, 6/15/23	3,528,000	3,812,732
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,627,623
Fiserv, Inc. sr. unsec. notes 3.85%, 6/1/25	4,560,000	5,025,212
Fiserv, Inc. sr. unsec. notes 2.75%, 7/1/24	3,885,000	4,113,193
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,735,876
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	6,055,000	6,437,507
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,661,951
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,272,445
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,842,099
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	8,430,000	8,831,767
Skyworks Solutions, Inc. sr. unsec. notes 0.90%, 6/1/23	5,000,000	5,018,650
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	14,036,922

		116,223,117
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,683,458
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,465,217
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,263,194
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,381,138

		10,793,007
Utilities and power (3.8%)
AES Corp. (The) 144A sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,989,560
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,602,884
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,993,333
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	3,705,000	3,779,551
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,680,014
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	506,960
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	432,057
Energy Transfer Operating LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	4,320,079
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	183,539
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,462,394
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,842,237
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	6,402,276
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	1,000,103
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	7,016,265
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,231,821
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 2.75%, 5/1/25	2,000,000	2,131,255
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 0.65%, 3/1/23	6,550,000	6,573,593
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	3,048,646
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	2,048,642
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	4,320,000	4,314,070
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	10,935,000	10,926,854
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	5,408,929
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,706,137

		89,601,199

Total corporate bonds and notes (cost $1,154,583,874)		$1,178,677,021

MORTGAGE-BACKED SECURITIES (29.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.079%, 5/15/35	$10,126	$16,708
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	17,839	20,519
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	7,533	8,178
REMICs Ser. 3609, Class LK, 2.00%, 12/15/24	15	15
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.443%, 11/15/28(WAC)	35,134	485
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	160,879	1,609
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	252,405	1,893
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.722%, 5/25/40	63,494	77,463
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	7,089	7,713
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	4,930	4,935
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	23,382	23,786
REMICs Trust Ser. 98-W5, Class X, IO, 0.469%, 7/25/28(WAC)	69,944	2,014
REMICs Trust Ser. 98-W2, Class X, IO, 0.462%, 6/25/28(WAC)	233,743	7,597
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	8,454	9,122
Ser. 10-151, Class KO, PO, zero %, 6/16/37	61,858	56,506
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	23,379	89

		238,632
Commercial mortgage-backed securities (14.8%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 0.919%, 12/18/37 (Cayman Islands)	3,556,000	3,558,205
AREIT Trust 144A FRB Ser. 19-CRE3, Class A, 1.18%, 9/14/36	4,915,743	4,914,519
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.423%, 1/15/49(WAC)	19,762	—
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.796%, 11/15/54(WAC)	65,817,818	2,713,748
FRB Ser. 17-BNK8, Class XA, IO, 0.731%, 11/15/50(WAC)	31,016,770	1,175,287
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 1.45%, 1/18/36 (Cayman Islands)	3,538,000	3,540,731
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.143%, 5/15/38 (Cayman Islands)	5,516,000	5,515,994
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.391%, 8/10/49(WAC)	8,543,202	480,654
FRB Ser. 17-CD6, Class XA, IO, 0.919%, 11/13/50(WAC)	19,580,243	734,433
FRB Ser. 16-CD2, Class XA, IO, 0.586%, 11/10/49(WAC)	77,929,239	1,948,387
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.637%, 5/10/58(WAC)	31,195,076	1,966,098
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.776%, 12/15/47(WAC)	275,000	281,188
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.092%, 3/10/47(WAC)	1,191,000	1,286,322
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	899,000	960,136
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	5,085,000	5,284,828
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	2,888,000	3,090,556
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.553%, 12/10/44(WAC)	332,000	310,148
FRB Ser. 13-CR11, Class B, 5.112%, 8/10/50(WAC)	5,139,000	5,554,303
FRB Ser. 13-CR13, Class C, 4.883%, 11/10/46(WAC)	3,563,000	3,808,777
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	577,000	613,149
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,410,000	2,581,949
FRB Ser. 15-CR25, Class B, 4.53%, 8/10/48(WAC)	3,175,000	3,512,382
Ser. 12-CR2, Class B, 4.393%, 8/15/45	1,693,000	1,702,227
Ser. 14-UBS6, Class AM, 4.048%, 12/10/47	3,601,000	3,889,385
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,492,017	1,516,116
Ser. 13-LC6, Class B, 3.739%, 1/10/46	2,720,000	2,811,248
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	965,000	994,793
Ser. 12-CR3, Class A3, 2.822%, 10/15/45	2,661,417	2,704,325
FRB Ser. 14-LC15, Class XA, IO, 1.066%, 4/10/47(WAC)	16,035,744	370,426
FRB Ser. 13-LC13, Class XA, IO, 1.005%, 8/10/46(WAC)	3,474,534	60,307
FRB Ser. 14-CR20, Class XA, IO, 1.002%, 11/10/47(WAC)	55,322,498	1,495,920
FRB Ser. 14-CR17, Class XA, IO, 0.962%, 5/10/47(WAC)	4,527,231	100,993
FRB Ser. 15-CR26, Class XA, IO, 0.926%, 10/10/48(WAC)	42,932,993	1,369,391
FRB Ser. 15-LC21, Class XA, IO, 0.677%, 7/10/48(WAC)	68,452,780	1,577,405
FRB Ser. 14-CR14, Class XA, IO, 0.562%, 2/10/47(WAC)	28,412,901	348,319
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	402,000	406,077
FRB Ser. 13-CR9, Class AM, 4.27%, 7/10/45(WAC)	2,000,000	2,074,957
Ser. 12-CR5, Class AM, 3.223%, 12/10/45	2,654,684	2,703,371
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	497,986	242,868
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.824%, 4/15/50(WAC)	46,196,838	1,086,088
FRB Ser. 18-CX12, Class XA, IO, 0.601%, 8/15/51(WAC)	96,044,023	3,380,269
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.753%, 12/15/49(WAC)	37,853,587	1,036,848
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.42%, 8/10/44(WAC)	5,001,000	4,979,996
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	18,093,000	2,098,491
Multifamily Structured Pass-Through Certificates FRB Ser. K109, Class XAM, IO, 1.799%, 4/25/30(WAC)	15,372,000	2,209,725
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.612%, 9/25/27(WAC)	36,816,638	3,246,123
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.368%, 3/25/27(WAC)	17,882,000	1,291,080
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.903%, 6/25/26(WAC)	33,545,000	922,857
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.759%, 9/25/27(WAC)	48,641,210	2,049,035
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	22,125,061	1,052,489
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.649%, 9/25/29(WAC)	62,091,891	2,788,423
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.637%, 10/25/26(WAC)	67,403,918	1,933,818
Multifamily Structured Pass-Through Certificates FRB Ser. K048, Class X1, IO, 0.232%, 6/25/25(WAC)	247,349,395	2,105,215
FREMF Mortgage Trust 144A
Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	396,354,760	1,235,438
Ser. 19-K95, Class X2A, IO, 0.10%, 6/25/29	901,668,784	5,957,776
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.481%, 2/10/46(WAC)	11,906,546	211,544
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	3,478,000	3,498,938
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.988%, 1/10/47(WAC)	748,000	471,240
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	565,000	591,486
Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	7,064,000	7,168,579
FRB Ser. 13-GC12, Class XA, IO, 1.399%, 6/10/46(WAC)	6,344,907	119,475
FRB Ser. 15-GC30, Class XA, IO, 0.74%, 5/10/50(WAC)	31,792,840	766,125
FRB Ser. 14-GC24, Class XA, IO, 0.72%, 9/10/47(WAC)	93,601,638	1,778,431
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.986%, 8/10/43(WAC)	1,663,000	1,228,053
FRB Ser. 11-GC3, Class D, 5.406%, 3/10/44(WAC)	823,211	822,516
FRB Ser. 11-GC5, Class B, 5.184%, 8/10/44(WAC)	3,315,000	3,310,638
Ser. 10-C1, Class B, 5.148%, 8/10/43	2,490,000	2,500,027
Ser. 12-GC6, Class AS, 4.948%, 1/10/45	4,377,000	4,420,427
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	2,828,000	2,877,746
Ser. 12-GCJ9, Class B, 3.747%, 11/10/45	8,658,000	8,857,134
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.179%, 11/15/45(WAC)	2,525,000	2,693,168
Ser. 13-C15, Class B, 4.927%, 11/15/45(WAC)	5,507,000	5,895,398
FRB Ser. 14-C19, Class C, 4.656%, 4/15/47(WAC)	6,420,000	6,802,908
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	253,153
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	3,977,000	4,085,811
FRB Ser. 14-C22, Class XA, IO, 0.827%, 9/15/47(WAC)	7,402,825	160,105
FRB Ser. 15-C31, Class XA, IO, 0.824%, 8/15/48(WAC)	16,295,420	478,976
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.179%, 11/15/45(WAC)	5,100,000	5,387,679
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB19, Class AJ, 6.059%, 2/12/49(WAC)	6,543,659	7,466,801
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,113,444	2,142,325
Ser. 12-C6, Class AS, 4.117%, 5/15/45	514,000	523,683
Ser. 12-CBX, Class A4, 3.483%, 6/15/45	745,769	759,633
FRB Ser. 16-JP2, Class XA, IO, 1.789%, 8/15/49(WAC)	19,517,124	1,412,942
FRB Ser. 13-C10, Class XA, IO, 0.945%, 12/15/47(WAC)	7,787,037	86,436
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.683%, 11/15/43(WAC)	4,619,000	4,570,053
FRB Ser. 10-C2, Class D, 5.683%, 11/15/43(WAC)	1,173,000	1,146,611
FRB Ser. 11-C5, Class D, 5.435%, 8/15/46(WAC)	2,447,000	2,179,944
FRB Ser. 11-C4, Class C, 5.39%, 7/15/46(WAC)	1,976,317	1,985,209
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)	654,000	460,149
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	2,289,163	2,332,563
FRB Ser. 12-LC9, Class D, 4.414%, 12/15/47(WAC)	173,000	169,240
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	159,450	85,374
FRB Ser. 07-C2, Class XW, IO, 0.133%, 2/15/40(WAC)	16,950	1
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.183%, 4/20/48(WAC)	1,272,693	1,239,068
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 1.173%, 12/12/49(WAC)	26,345	91
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,990,432
Ser. 14-C16, Class AS, 4.094%, 6/15/47	5,103,000	5,400,127
FRB Ser. 13-C9, Class C, 4.022%, 5/15/46(WAC)	1,400,000	1,441,812
Ser. 12-C6, Class B, 3.93%, 11/15/45	7,574,000	7,711,847
Ser. 13-C8, Class B, 3.558%, 12/15/48(WAC)	6,856,000	7,044,327
Ser. 12-C6, Class AS, 3.476%, 11/15/45	2,007,000	2,056,792
Ser. 13-C9, Class AS, 3.456%, 5/15/46	2,585,000	2,652,856
FRB Ser. 13-C7, Class XA, IO, 1.32%, 2/15/46(WAC)	24,724,943	322,636
FRB Ser. 14-C17, Class XA, IO, 1.065%, 8/15/47(WAC)	5,409,566	128,174
FRB Ser. 15-C26, Class XA, IO, 1.015%, 10/15/48(WAC)	51,062,779	1,573,551
FRB Ser. 17-C34, Class XA, IO, 0.783%, 11/15/52(WAC)	76,233,896	2,984,519
FRB Ser. 16-C32, Class XA, IO, 0.689%, 12/15/49(WAC)	99,932,553	2,963,210
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.899%, 4/15/47(WAC)	3,802,000	3,954,714
FRB Ser. 12-C5, Class E, 4.663%, 8/15/45(WAC)	6,424,000	6,503,447
FRB Ser. 13-C9, Class D, 4.11%, 5/15/46(WAC)	1,837,000	1,671,670
FRB Ser. 13-C7, Class XB, IO, 0.333%, 2/15/46(WAC)	24,165,000	103,910
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.856%, 12/15/51(WAC)	63,332,890	3,324,711
FRB Ser. 16-UB12, Class XA, IO, 0.712%, 12/15/49(WAC)	30,084,793	821,880
FRB Ser. 18-L1, Class XA, IO, 0.519%, 10/15/51(WAC)	79,288,026	2,492,657
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.284%, 7/15/49(WAC)	4,995,000	4,991,212
Ser. 12-C4, Class B, 5.213%, 3/15/45(WAC)	1,450,000	1,463,202
FRB Ser. 12-C4, Class XA, IO, 2.009%, 3/15/45(WAC)	1,000,515	3,004
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	2,000,000	2,038,064
Ser. 12-C1, Class AS, 4.171%, 5/10/45	1,500,000	1,524,855
FRB Ser. 17-C7, Class XA, IO, 1.023%, 12/15/50(WAC)	12,586,393	616,808
FRB Ser. 18-C11, Class XA, IO, 0.761%, 6/15/51(WAC)	20,013,692	870,696
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.038%, 8/10/49(WAC)	3,183,000	3,282,749
FRB Ser. 12-C2, Class D, 4.886%, 5/10/63(WAC)	279,000	194,940
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,825,000	1,838,775
FRB Ser. 12-C2, Class XA, IO, 1.277%, 5/10/63(WAC)	13,506,044	107,216
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	537,000	539,900
VMC Finance, LLC 144A
FRB Ser. 21-FL4, Class AS, 1.539%, 6/16/36	4,199,000	4,199,000
FRB Ser. 21-FL4, Class A, 1.189%, 6/16/36	6,600,456	6,600,456
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.26%, 11/15/48(WAC)	834,355	10
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.308%, 7/15/46(WAC)	898,000	792,710
FRB Ser. 16-BNK1, Class XA, IO, 1.723%, 8/15/49(WAC)	16,526,268	1,186,586
FRB Ser. 19-C50, Class XA, IO, 1.409%, 5/15/52(WAC)	35,096,399	2,998,250
FRB Ser. 17-C41, Class XA, IO, 1.198%, 11/15/50(WAC)	21,219,099	1,196,821
FRB Ser. 18-C48, Class XA, IO, 0.943%, 1/15/52(WAC)	22,680,655	1,294,612
FRB Ser. 16-C37, Class XA, IO, 0.921%, 12/15/49(WAC)	7,622,523	214,485
FRB Ser. 15-C27, Class XA, IO, 0.885%, 2/15/48(WAC)	6,675,489	162,702
FRB Ser. 18-C44, Class XA, IO, 0.742%, 5/15/51(WAC)	77,642,855	2,985,290
FRB Ser. 15-LC20, Class XB, IO, 0.482%, 4/15/50(WAC)	10,567,000	175,412
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.308%, 7/15/46(WAC)	964,000	389,537
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	3,112,993	3,166,301
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,129,048
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	601,000	640,804
FRB Ser. 12-C10, Class C, 4.361%, 12/15/45(WAC)	267,000	232,243
Ser. 12-C8, Class B, 4.311%, 8/15/45	6,434,000	6,545,373
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	7,671,000	7,915,281
Ser. 12-C9, Class B, 3.84%, 11/15/45	3,960,000	4,040,942
Ser. 12-C6, Class AS, 3.835%, 4/15/45	1,545,000	1,562,289
Ser. 12-C8, Class AS, 3.66%, 8/15/45	2,075,000	2,114,305
Ser. 13-C11, Class AS, 3.311%, 3/15/45	1,511,000	1,554,168
FRB Ser. 14-C22, Class XA, IO, 0.796%, 9/15/57(WAC)	26,519,311	526,196
FRB Ser. 14-C23, Class XA, IO, 0.561%, 10/15/57(WAC)	74,268,360	1,139,425
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.679%, 11/15/44(WAC)	3,486,000	3,484,243
FRB Ser. 13-UBS1, Class D, 5.04%, 3/15/46(WAC)	3,468,000	3,691,863
Ser. 11-C4, Class D, 4.964%, 6/15/44(WAC)	2,130,000	1,944,335
Ser. 11-C4, Class E, 4.964%, 6/15/44(WAC)	40,000	28,736
FRB Ser. 12-C8, Class D, 4.883%, 8/15/45(WAC)	2,373,000	2,230,620

		346,270,009
Residential mortgage-backed securities (non-agency) (14.3%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	2,209,787	2,223,708
Ser. 20-6, Class A2, 1.518%, 5/25/65(WAC)	1,445,420	1,453,948
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	504,430	509,499
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.12%, 1/25/49(WAC)	1,315,501	1,340,310
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	367,516	374,005
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.689%, 9/25/45	136,927	130,793
Bellemeade Re, Ltd. 144A
FRB Ser. 20-4A, Class M2A, (1 Month US LIBOR + 2.60%), 2.689%, 6/25/30 (Bermuda)	2,444,558	2,449,154
FRB Ser. 20-3A, Class M1A, (1 Month US LIBOR + 2.00%), 2.089%, 10/25/30	1,665,000	1,674,098
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	180,265	181,420
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	948,096	958,631
Ser. 21-B, Class A1, 2.115%, 4/1/69	5,454,273	5,531,178
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.792%, 5/25/35(WAC)	132,707	134,678
COLT Funding, LLC 144A Ser. 19-4, Class A3, 2.988%, 11/25/49(WAC)	1,216,132	1,219,727
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	1,086,512	1,093,031
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.709%, 4/25/35	113,247	97,646
Credit Suisse Mortgage Trust 144A
FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	6,482,971	6,572,420
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	3,638,334	3,658,220
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	882,379	896,468
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	2,156,115	2,163,877
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.089%, 11/25/28	600,000	606,376
FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 1.889%, 4/25/29 (Bermuda)	1,203,130	1,206,183
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.789%, 11/25/28 (Bermuda)	247,773	248,429
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 5/25/65(WAC)	4,051,394	4,100,152
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.642%, 7/25/28	6,703,280	7,016,457
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.239%, 11/25/28	898,892	930,977
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.089%, 12/25/28	4,471,115	4,703,596
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.889%, 5/25/28	199,200	206,098
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	25,455	25,679
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.789%, 4/25/28	12,955,939	13,386,476
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M3, (1 Month US LIBOR + 4.70%), 4.789%, 3/25/28	331,079	341,364
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.739%, 10/25/28	16,574,037	17,306,855
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.189%, 8/25/24	410,153	412,716
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 3.989%, 4/25/29	5,955,399	6,154,820
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.939%, 3/25/29	12,266,860	12,718,031
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.889%, 3/25/29	9,651,419	9,995,975
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.839%, 9/25/24	423,600	434,403
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.639%, 8/25/29	3,200,790	3,306,167
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.539%, 10/25/29	9,927,808	10,351,770
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2B, (1 Month US LIBOR + 3.45%), 3.539%, 10/25/29	2,054,000	2,157,663
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.339%, 7/25/29	2,789,833	2,865,601
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 2.589%, 3/25/30	3,725,000	3,794,920
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.589%, 3/25/30	2,457,000	2,502,805
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.439%, 4/25/30	1,101,243	1,126,428
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	3,511,309	3,566,771
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	1,081,271	1,095,463
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.489%, 2/25/47	14,947,000	15,206,901
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.439%, 2/25/49	327,936	330,296
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 1.70%, 1/25/34	1,375,000	1,383,594
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.35%, 10/25/50	127,081	127,081
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.339%, 2/25/47	1,731,380	1,733,341
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2AS, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/48	932,000	931,418
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.039%, 8/25/28	1,904,209	2,023,758
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	6,932,405	7,337,929
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	3,176,295	3,335,815
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.989%, 10/25/28	167,976	177,127
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	5,328,938	5,637,932
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.639%, 4/25/28	2,942,789	3,103,013
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.389%, 10/25/28	621,890	653,157
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.339%, 10/25/23	1,441,211	1,504,040
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 7/25/25	2,040	2,067
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 11/25/24	1,590,586	1,625,870
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.989%, 11/25/24	1,203,029	1,242,724
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.639%, 2/25/25	13,359	13,406
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.539%, 1/25/29	8,905,482	9,308,503
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.489%, 1/25/24	1,937,065	2,001,298
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.439%, 5/25/29	2,937,983	3,072,004
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 4/25/29	5,956,248	6,201,587
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	9,233,424	9,635,757
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	1,422,730	1,434,156
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.639%, 7/25/29	15,422,677	15,975,088
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.989%, 7/25/24	1,210,296	1,234,332
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.689%, 5/25/24	1,347,018	1,355,248
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.689%, 5/25/24	1,836,352	1,853,776
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.289%, 1/25/30	39,341	39,440
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.289%, 1/25/30	2,500,000	2,532,944
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.439%, 9/25/29	5,750,405	5,940,887
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.339%, 7/25/29	6,000,000	6,022,500
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.089%, 5/25/30	4,910,716	4,896,760
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.539%, 7/25/31	402,703	404,795
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.239%, 11/25/39	662,200	658,499
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (1 Month US LIBOR + 2.10%), 2.189%, 10/25/39	858,381	862,500
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 0.249%, 11/25/36	1,072,593	1,059,539
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	1,708,526	1,754,046
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	41,071	41,137
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	7,547	7,528
FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	2,054,805	2,083,542
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	3,221,763	3,277,054
GCAT, LLC 144A Ser. 19-NQM1, Class A2, 3.241%, 2/25/59	1,856,006	1,867,178
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	1,036,885	1,044,661
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.449%, 5/25/36	497,254	168,207
Home Re, Ltd. 144A
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.689%, 10/25/28 (Bermuda)	580,625	581,800
FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 1.55%), 1.639%, 7/25/33 (Bermuda)	5,764,000	5,744,454
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	670,060	681,775
Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	1,308,987	1,316,220
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	3,348,172	3,351,648
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	4,389,014	4,419,737
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	4,351,098	4,385,906
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	4,766,869	4,782,599
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	2,349,690	2,349,925
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.816%, 2/25/35(WAC)	59,754	61,078
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	2,086,371	2,115,768
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	1,315,000	1,271,193
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	3,668,969	3,727,673
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	1,440,682	1,466,902
FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 0.989%, 1/25/48	358,731	360,713
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 2.116%, 11/25/47	8,945	8,922
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.639%, 7/25/28 (Bermuda)	164,210	165,260
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.089%, 4/25/27 (Bermuda)	145,779	146,676
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	527,684	540,917
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	1,493,949	1,500,707
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.139%, 10/25/34	200,000	198,660
Pretium Mortgage Credit Partners, LLC 144A Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	1,459,657	1,465,728
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.289%, 2/25/29 (Bermuda)	1,570,000	1,592,179
FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 1.839%, 6/25/29 (Bermuda)	2,000,000	2,020,805
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	807,918	819,101
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	524,076	523,266
Starwood Mortgage Residential Trust 144A
Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,643,435	2,683,005
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	2,751,231	2,782,514
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.939%, 5/25/47	461,287	406,399
Triangle Re, Ltd. 144A
FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.089%, 8/25/33 (Bermuda)	2,200,000	2,241,118
FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.139%, 10/25/33 (Bermuda)	832,000	848,771
FRB Ser. 21-1, Class M1A, (1 Month US LIBOR + 1.70%), 1.789%, 8/25/33 (Bermuda)	3,857,690	3,861,494
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	902,663	905,328
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	2,370,139	2,411,222

		336,066,884

Total mortgage-backed securities (cost $690,136,871)		$682,575,525

ASSET-BACKED SECURITIES (5.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$4,404,000	$4,406,642
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	5,000,000
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class M2, 1.847%, 2/25/31(WAC)	2,500,000	2,445,333
Finance of America HECM Buyout 144A Ser. 21-HB1, Class M1, 1.588%, 2/25/31(WAC)	3,100,000	3,100,000
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,541,660
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/53	2,203,000	2,203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 11/25/53	1,337,000	1,337,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.839%, 4/25/55	3,717,000	3,717,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 2/25/55	3,212,000	3,212,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.45%, 4/23/23	2,462,000	2,462,956
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.10%, 8/10/23	3,164,000	3,165,018
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.85%, 10/8/21	6,308,000	6,308,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	6,689,000	6,689,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.793%, 4/22/22	6,412,000	6,412,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	6,331,000	6,331,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.30%, 8/15/22	4,839,000	4,839,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.25%, 10/15/21	4,025,000	4,025,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	7,055,000	7,055,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.243%, 1/25/22	6,689,000	6,689,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.841%, 6/25/54	1,439,000	1,439,000
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,500,000	1,500,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.839%, 5/25/55	2,069,000	2,072,579
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (1 Month US LIBOR + 1.25%), 1.351%, 7/25/51 (Ireland)	1,500,000	1,502,717
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.789%, 2/25/55	2,759,000	2,759,000
RMF Buyout Issuance Trust 144A
Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	1,656,000	1,656,000
Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	1,773,744	1,773,744
Ser. 20-2, Class A, 1.706%, 6/25/30(WAC)	2,696,194	2,698,351
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.459%, 12/10/21	4,989,000	4,989,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	6,354,000	6,354,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	6,308,000	6,308,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.789%, 3/25/54	3,879,000	3,879,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.742%, 1/26/54	3,879,000	3,879,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	2,159,755	2,167,405
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	5,990,000	6,084,492
Ser. 21-1, Class A1, 2.24%, 6/25/24	1,850,000	1,851,771
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.689%, 1/25/46	258,880	257,607

Total asset-backed securities (cost $137,050,900)		$137,110,275

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.250%, 8/15/46(i)	$135,000	$146,051

Total U.S. treasury obligations (cost $146,051)		$146,051

SHORT-TERM INVESTMENTS (15.3%)(a)
		Principal amount/ shares	Value
American Electric Power Co., Inc. commercial paper 0.200%, 8/9/21		$5,000,000	$4,999,813
American Honda Finance Corp. commercial paper 0.200%, 9/22/21		6,000,000	5,998,272
Atlantic Asset Securitization, LLC asset backed commercial paper 0.140%, 8/10/21		4,000,000	3,999,890
Cabot Corp. commercial paper 0.300%, 8/31/21		5,000,000	4,999,328
Chariot Funding, LLC asset backed commercial paper 0.100%, 10/27/21		5,000,000	4,998,888
Eaton Corp. commercial paper 0.180%, 8/2/21		6,000,000	5,999,934
Enbridge US, Inc. commercial paper 0.180%, 8/27/21		5,000,000	4,999,421
Energy Transfer LP commercial paper 0.350%, 8/2/21		5,000,000	4,999,873
Fidelity National Information Services, Inc. commercial paper 0.230%, 8/4/21		5,000,000	4,999,909
Mid-America Apartments LP commercial paper 0.150%, 8/10/21		3,500,000	3,499,856
Plains All American Pipeline LP commercial paper 0.320%, 8/2/21		9,000,000	8,999,902
Plains Midstream Canada ULC commercial paper 0.350%, 8/4/21		3,500,000	3,499,859
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	277,941,278	277,941,278
Romulus Funding Corp. asset backed commercial paper 0.250%, 8/18/21		$5,000,000	4,998,567
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	460,000	460,000
Suncor Energy, Inc. commercial paper 0.200%, 8/6/21		$2,000,000	1,999,949
U.S. Treasury Bills 0.020%, 8/3/21		300,000	300,000
U.S. Treasury Bills 0.018%, 9/28/21(SEGCCS)		1,400,000	1,399,889
U.S. Treasury Bills 0.011%, 9/21/21(SEGSF)		1,000,000	999,931
U.S. Treasury Cash Management Bills 0.046%, 10/19/21(SEGSF)(SEGCCS)		4,200,000	4,199,499
U.S. Treasury Cash Management Bills 0.021%, 10/5/21(SEGCCS)		200,000	199,983
UDR, Inc. commercial paper 0.170%, 8/31/21		4,900,000	4,899,342

Total short-term investments (cost $359,393,764)			$359,393,383
TOTAL INVESTMENTS

Total investments (cost $2,341,311,460)			$2,357,902,255

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$975,077,000	$97,508	(E)	$1,824,241	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	$1,921,749
		425,176,000	2,699,868	(E)	(1,624,261)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,324,129)

	Total				$199,980				$(2,402,380)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$2,939	$43,000	$11,369	5/11/63	300 bp — Monthly	$(8,405)
	CMBX NA BBB-.6 Index	BB-/P	5,604	93,000	24,589	5/11/63	300 bp — Monthly	(18,930)
	CMBX NA BBB-.6 Index	BB-/P	11,483	186,000	49,178	5/11/63	300 bp — Monthly	(37,587)
	CMBX NA BBB-.6 Index	BB-/P	10,944	192,000	50,765	5/11/63	300 bp — Monthly	(39,709)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B-/P	16,784	113,275	50,996	5/11/63	500 bp — Monthly	(34,102)
	CMBX NA BB.7 Index	B/P	1,123	22,000	7,605	1/17/47	500 bp — Monthly	(6,461)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BB-/P	282	3,000	793	5/11/63	300 bp — Monthly	(510)
	CMBX NA BBB-.7 Index	BB/P	38,436	520,000	92,872	1/17/47	300 bp — Monthly	(54,133)
	Goldman Sachs International
	CMBX NA A.7 Index	BBB+/P	1,714	34,000	1,887	1/17/47	200 bp — Monthly	(160)
	CMBX NA BBB-.6 Index	BB-/P	216	2,000	529	5/11/63	300 bp — Monthly	(311)
	CMBX NA BBB-.6 Index	BB-/P	4,019	37,000	9,783	5/11/63	300 bp — Monthly	(5,742)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B-/P	22,651	42,599	19,178	5/11/63	500 bp — Monthly	3,515
	CMBX NA BB.7 Index	B/P	627,248	1,281,000	442,842	1/17/47	500 bp — Monthly	185,649
	CMBX NA BBB-.6 Index	BB-/P	639	2,000	529	5/11/63	300 bp — Monthly	112
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB-/P	269	1,000	264	5/11/63	300 bp — Monthly	6
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB+/P	(6)	6,000	333	1/17/47	200 bp — Monthly	(336)
	CMBX NA BB.6 Index	B-/P	9,332	36,790	16,563	5/11/63	500 bp — Monthly	(7,195)
	CMBX NA BB.6 Index	B-/P	18,481	72,612	32,690	5/11/63	500 bp — Monthly	(14,138)
	CMBX NA BBB-.6 Index	BB-/P	729	11,000	2,908	5/11/63	300 bp — Monthly	(2,173)

Upfront premium received			772,893		Unrealized appreciation			189,282

Upfront premium (paid)			(6)		Unrealized (depreciation)			(229,892)

	Total		$772,887				Total	$(40,610)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$2,220	1/17/47	(200 bp) — Monthly	$1,908
	CMBX NA BBB-.6 Index	(9,679)	152,000	40,189	5/11/63	(300 bp) — Monthly	30,421
	Credit Suisse International
	CMBX NA BB.7 Index	(3,989)	218,804	98,506	5/11/63	(500 bp) — Monthly	94,303
	CMBX NA BB.7 Index	(52,019)	282,000	97,487	1/17/47	(500 bp) — Monthly	45,194
	CMBX NA BB.7 Index	(42,273)	257,000	88,845	1/17/47	(500 bp) — Monthly	46,322
	CMBX NA BBB-.6 Index	(49,505)	418,000	110,519	5/11/63	(300 bp) — Monthly	60,770
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	46,472	20,922	5/11/63	(500 bp) — Monthly	15,966
	CMBX NA BB.7 Index	(4,086)	27,000	9,334	1/17/47	(500 bp) — Monthly	5,222
	CMBX NA BB.7 Index	(15,401)	94,000	32,496	1/17/47	(500 bp) — Monthly	17,003
	CMBX NA BB.7 Index	(5,685)	28,000	9,680	1/17/47	(500 bp) — Monthly	3,967
	CMBX NA BBB-.7 Index	(8,458)	104,000	18,574	1/17/47	(300 bp) — Monthly	10,056
	CMBX NA BBB-.7 Index	(135)	2,000	357	1/17/47	(300 bp) — Monthly	221
	CMBX NA BBB-.7 Index	(68)	1,000	179	1/17/47	(300 bp) — Monthly	110
	CMBX NA BBB-.7 Index	(69)	1,000	179	1/17/47	(300 bp) — Monthly	109
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	73,405	1/17/47	(300 bp) — Monthly	(23,323)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	116,501	1/17/47	(500 bp) — Monthly	57,710
	CMBX NA BBB-.7 Index	(82)	1,000	179	1/17/47	(300 bp) — Monthly	96
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	42,175	1/17/47	(500 bp) — Monthly	17,435
	CMBX NA BB.7 Index	(15,619)	81,000	28,002	1/17/47	(500 bp) — Monthly	12,304
	CMBX NA BB.7 Index	(15,083)	75,000	25,928	1/17/47	(500 bp) — Monthly	10,772

Upfront premium received		—			Unrealized appreciation		429,889

Upfront premium (paid)		(406,931)			Unrealized (depreciation)		(23,323)

	Total	$(406,931)				Total	$406,566
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,346,653,620.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,631,346, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$330,272,212	$579,994,860	$632,325,794	$224,020	$277,941,278

	Total Short-term investments	$330,272,212	$579,994,860	$632,325,794	$224,020	$277,941,278
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $647,936.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,572,443.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,602,360 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $539,863 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $647,936 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$86,902,633	$50,207,642
Corporate bonds and notes	—	1,178,677,021	—
Mortgage-backed securities	—	682,575,525	—
U.S. treasury obligations	—	146,051	—
Short-term investments	460,000	358,933,383	—

Totals by level	$460,000	$2,307,234,613	$50,207,642
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(2,602,360)	$—

Totals by level	$—	$(2,602,360)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2020	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of July 31, 2021
Asset-backed securities	$—	$—	$—	$(57)	$35,973,057	$—	$14,234,642	$—	$50,207,642

Totals	$—	$—	$—	$(57)	$35,973,057	$—	$14,234,642	$—	$50,207,642
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(57) related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$1,275,400,000
OTC credit default contracts (notional)	$5,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com